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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08873

                   American Fidelity Dual Strategy Fund, Inc.
________________________________________________________________________________
               (Exact name of registrant as specified in charter)

                                 2000 N. Classen
                          Oklahoma City, Oklahoma 73106
________________________________________________________________________________
               (Address of principal executive offices) (Zip code)

                               Stephen P. Garrett
                       American Fidelity Assurance Company
                                 2000 N. Classen
                          Oklahoma City, Oklahoma 73106
________________________________________________________________________________
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (405) 523-5200

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use his information provided on Form N-CSR in it regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for educing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1: Annual Report to Shareholders

American Fidelity
  DUAL STRATEGY
     FUND, INC. (R)



                                                    Annual Report

                                                    December 31, 2003

Dear Participant:

Stocks rallied sharply during the fourth quarter as the economy gained momentum and corporate earnings surged. The combination of low interest rates, tax cuts, a weaker dollar and lean inventories has reignited the U.S. economy and the stock market after a three-year bear market. Interest rates drifted somewhat lower during the last few months of the year as inflation continued to decline, despite a sharp rise in long-term interest rates from historically low levels earlier in the year. This has helped keep long-term interest rates in check and allowed the economic recovery to flourish.

Growth in the fourth quarter of 2003 returned to a more moderate level following an 8.2% real GDP growth rate in the third quarter, which was the strongest quarter of economic growth in the last 20 years. All sectors of the U.S. economy appear to be enjoying a brisk pick up in economic activity helped by the long succession of interest rate cuts by the Federal Reserve and declining tax rates. An improving job market should keep the pace of consumer spending strong while rising corporate profits should help spark the return of capital spending. We are expecting real GDP growth of approximately 4.5% in the first quarter and a 4% plus growth rate for 2004.

The rate of inflation continues to be quite tame despite a surging economy. The Consumer Price Index ("CPI") decelerated to a 1.9% year over year rate through December versus 2.4% a year ago. The core CPI, which excludes volatile food and energy prices, was even more favorable. We believe that inflation is nearing a turning point and will trend modestly higher over the coming year.

Long-term U.S. interest rates continued to work higher during the fourth quarter as fixed income investors shifted their focus to the strengthening economy and its implications for the rate of inflation in 2004. The yield on the 10-year U.S. Treasury Bond rose to 4.26% at the end of the quarter. Shorter-term yields, however, hovered near historic lows, as the Federal Reserve kept the Federal Funds rate unchanged. We don't expect much change in interest rates over the near term; however, in the second half of the year short-term interest rates should begin to rise at a faster pace than long-term interest rates, resulting in a flattening of the yield curve by the end of the year.

The return of corporate profit growth should accelerate capital spending and job growth in 2004, while low inventory levels and a revitalized consumer should help further stimulate the resurgence in industrial production. Stocks should clearly benefit from the healthy outlook for the economy, which, we believe, will more than offset an expected gradual increase in interest rates. There are lingering concerns on the international front; however, we believe that the current opportunities in the stock market outweigh the setbacks that might be experienced. We continue to recommend the regular purchase of units of American Fidelity Dual Strategy Fund over a number of years in order to benefit from dollar cost averaging.

                               Sincerely,

                               JOHN W. REX
                               John W. Rex, President
                               American Fidelity Dual Strategy Fund, Inc.

                   AMERICAN FIDELITY DUAL STRATEGY FUND, INC.

                              Financial Statements

                                December 31, 2003

                   (With Independent Auditors' Report Thereon)

                          Independent Auditors' Report



Board of Directors and Shareholders
American Fidelity Dual Strategy Fund, Inc.:


We have audited the accompanying statement of assets and liabilities of American Fidelity Dual Strategy Fund, Inc. (the Fund), including the schedule of portfolio investments, as of December 31, 2003, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Fidelity Dual Strategy Fund, Inc. as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and its financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                            KPMG LLP


Oklahoma City, Oklahoma
January 16, 2004

                                 AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
                                     Statement of Assets and Liabilities
                                              December 31, 2003
Cash                                                                             $      61,243
Investments, at market value (cost $183,405,443)                                   197,982,638
Accrued interest and dividends                                                         256,799
                                                                                 -------------
                 Total assets                                                      198,300,680
                                                                                 -------------
Accounts payable for securities purchased                                            1,369,644
                                                                                 -------------
                 Total liabilities                                                   1,369,644
                                                                                 -------------
                 Net assets                                                      $ 196,931,036
                                                                                 =============

Composition of net assets:
     Net capital paid in on shares of capital stock                              $ 210,314,785
     Undistributed net investment income                                             1,767,117
     Accumulated net realized losses                                               (29,728,061)
     Unrealized appreciation on investments                                         14,577,195
                                                                                 -------------
                 Net assets (equivalent to $9.453 per share based on
                    20,833,243 shares of capital stock outstanding)              $ 196,931,036
                                                                                 =============



See accompanying notes to financial statements.

                   AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
                             Statement of Operations
                          Year ended December 31, 2003
Investment income:
  Income:
    Dividends (net of foreign taxes paid of $15,665)              $  2,885,577
    Interest                                                            76,951
                                                                  ------------
                                                                     2,962,528
  Expenses:
    Investment advisory fees (note 2)                                  868,304
                                                                  ------------
          Net investment income                                      2,094,224
                                                                  ------------
Realized losses on investments:
    Proceeds from sales                                             97,726,717
    Cost of securities sold                                        104,802,090
                                                                  ------------
          Net realized losses on investments                        (7,075,373)
                                                                  ------------
Unrealized appreciation on investments, end of year                 14,577,195
Unrealized depreciation on investments, beginning of year          (30,395,538)
                                                                  ------------
          Change in unrealized appreciation on investments          44,972,733
                                                                  ------------
          Net increase in net assets resulting from operations    $ 39,991,584
                                                                  ============

See accompanying notes to financial statements.

                                 AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
                                    Statements of Changes in Net Assets
                                   Years ended December 31, 2003 and 2002
                                                                               2003               2002
                                                                          ---------------     ------------
Decrease in net assets from operations:
   Net investment income                                                  $    2,094,224        1,888,438
   Net realized losses on investments                                         (7,075,373)     (12,149,461)
   Increase in unrealized appreciation (depreciation) on investments          44,972,733      (42,865,160)
                                                                          --------------      -----------
        Net increase (decrease) in net assets
          resulting from operations                                           39,991,584      (53,126,183)
                                                                          --------------      -----------
Distributions to shareholders (note 3):
   Investment income                                                          (2,000,000)      (1,500,000)
                                                                          --------------      -----------
        Total distributions to shareholders                                   (2,000,000)      (1,500,000)

Changes from capital stock transactions (note 4)                                (472,151)       5,023,287
                                                                          --------------      -----------
        Increase (decrease) in net assets                                     37,519,433      (49,602,896)

Net assets, beginning of year                                                159,411,603      209,014,499
                                                                          --------------      -----------
Net assets, end of year                                                   $  196,931,036      159,411,603
                                                                          ==============      ===========
Undistributed net investment income                                       $    1,767,117        1,672,893


See accompanying notes to financial statements.

                                          AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
                                                     Financial Highlights
                                                         2003           2002          2001            2000           1999
                                                   -------------   ------------   ------------   ------------   ------------

Net investment income                              $     0.1010         0.0913         0.1070         0.1114         0.1062
Net realized and unrealized gains
   (losses) from securities                              1.8288        (2.6572)       (1.4366)       (0.0671)        1.7406
                                                   ------------    -----------    -----------    -----------    -----------
                                                         1.9298        (2.5659)       (1.3296)        0.0443         1.8468
Distributions - investment income                       (0.0971)       (0.0726)       (0.1244)       (0.1274)             -
Distributions - capital gains                                 -              -              -        (0.0509)             -
                                                   ------------    -----------    -----------    -----------    -----------
Net increase (decrease) in net asset unit value          1.8327        (2.6385)       (1.4540)       (0.1340)        1.8468

Net asset unit value, beginning of period                7.6203        10.2588        11.7128        11.8468        10.0000
                                                   ------------    -----------    -----------    -----------    -----------
Net asset unit value, end of period                $     9.4530         7.6203        10.2588        11.7128        11.8468
                                                   ============    ===========    ===========    ===========    ===========
Net assets outstanding, end of period              $196,931,036    159,411,603    209,014,499    233,478,387    229,253,412

Ratios:
    Ratio of expenses to average net assets              0.5000%        0.5000%        0.5000%        0.5000%        0.5000%
    Ratio of net investment income
       to average net assets                             1.2097%        1.0307%        1.0030%        0.9533%        0.9840%
    Portfolio turnover rate                                56.7%          52.1%          53.9%          33.3%          37.5%
    Total return<F1>                                      25.38%         (25.1)%        (11.3)%          0.4%          18.5%


See accompanying notes to financial statements.

<F1>
Total return figures do not reflect charges pursuant to the terms of the variable annuity contracts funded by separate accounts that invest in the Fund's shares.

                              AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
                                   Schedule of Portfolio Investments
                                           December 31, 2003
                                                                                  Market value
                                                                          ---------------------------
                                                              Shares or                    Percentage
                                                              principal                      of net
                                                               amount         Amount         assets
                                                              ---------   ------------     ----------
Common stock:

Apparel and accessory stores:
       Kohl's Corporation*                                       24,800   $  1,114,512       0.57%
                                                                          ------------     ------
                                                                             1,114,512       0.57%
                                                                          ------------     ------

Building materials and gardening supplies:
       Home Depot, Inc.                                          50,000      1,774,500       0.90%
       Lowes Companies                                           48,840      2,705,247       1.37%
                                                                          ------------     ------
                                                                             4,479,747       2.27%
                                                                          ------------     ------

Business services:
       Automatic Data Processing, Inc.                           58,860      2,331,444       1.18%
       Computer Sciences Corp. *                                 43,000      1,901,890       0.97%
       Concord EFS Inc. *                                       124,000      1,840,160       0.93%
       SunGard Data Systems, Inc. *                              54,000      1,496,340       0.76%
       Microsoft Corporation *                                  262,270      7,222,916       3.67%
       Oracle Corporation *                                      80,000      1,056,000       0.53%
       Veritas Software Corporation*                             67,630      2,513,131       1.28%
                                                                          ------------     ------
                                                                            18,361,881       9.32%
                                                                          ------------     ------

Chemicals and allied products:
       Amgen, Inc. *                                             40,200      2,484,360       1.26%
       Bristol-Myers Squibb Company                              32,000        915,200       0.46%
       Dow Chemical Company                                     106,910      4,444,249       2.26%
       Forest Labs, Inc. *                                       42,240      2,610,432       1.33%
       Abbott Laboratories                                       64,140      2,988,924       1.52%
       Merck & Company, Inc.                                     28,400      1,312,080       0.67%
       Pfizer Inc.                                              157,900      5,578,607       2.83%
       Proctor & Gamble Company                                  24,100      2,407,108       1.22%
                                                                          ------------     ------
                                                                            22,740,960      11.55%
                                                                          ------------     ------

Communications:
       Verizon Communications, Inc.                              54,248      1,903,020       0.97%
       SBC Communications, Inc.                                  65,182      1,699,295       0.86%
                                                                          ------------     ------
                                                                             3,602,315       1.83%
                                                                          ------------     ------

Depository institutions:
       Bank of America Corporation                               47,032      3,782,784       1.92%
       PNC Financial Services Group                              18,000        985,140       0.50%
       Citigroup, Inc.                                          124,550      6,045,657       3.07%
       Wachovia Corporation                                      28,000      1,304,520       0.66%
       Wells Fargo & Company                                     48,000      2,826,720       1.44%
                                                                          ------------     ------
                                                                            14,944,821       7.59%
                                                                          ------------     ------

Eating and drinking places:
       McDonald's Corporation                                    37,000        918,710       0.47%
                                                                          ------------     ------
                                                                               918,710       0.47%
                                                                          ------------     ------

Electric, gas and sanitary service:
       Dominion Resources                                        30,000      1,914,900       0.97%
       Xcel Energy, Inc.                                         45,000        764,100       0.39%
       Keyspan Corporation                                       37,000      1,361,600       0.69%
                                                                          ------------     ------
                                                                             4,040,600       2.05%
                                                                          ------------     ------

Electronic and other electric equipment:
       Linear Technology Corp.                                   55,000      2,313,850       1.17%
       Emerson Electric Company                                  34,000      2,201,500       1.12%
       Nokia Corporation ADR**                                  158,500      2,694,500       1.37%
       General Electric Company                                 227,410      7,045,162       3.58%
       Intel Corporation                                         97,600      3,142,720       1.60%
       Flextronics International Ltd ** *                        48,000        712,320       0.36%
                                                                          ------------     ------
                                                                            18,110,052       9.20%
                                                                          ------------     ------

Food and kindred products:
       Anheuser-Busch Companies, Inc.                            35,000      1,843,800       0.94%
       PepsiCo, Inc.                                             59,400      2,769,228       1.40%
       The Coca-Cola Company                                     57,800      2,933,350       1.49%
                                                                          ------------     ------
                                                                             7,546,378       3.83%
                                                                          ------------     ------

Furniture and fixtures:
       Masco Corporation                                         67,150      1,840,581       0.93%
                                                                          ------------     ------
                                                                             1,840,581       0.93%
                                                                          ------------     ------

General merchandise:
       Target Corporation                                       128,470      4,933,248       2.51%
       Wal-Mart Stores, Inc.                                     53,200      2,822,260       1.43%
                                                                          ------------     ------
                                                                             7,755,508       3.94%
                                                                          ------------     ------

Holding and other investment offices:
       Archstone Smith Trust                                     35,600        996,088       0.51%
       Duke-Weeks Realty Corporation                             30,000        930,000       0.47%
       First Industrial Realty Trust                             31,200      1,053,000       0.53%
       Mack-Cali Realty Corporation                              21,100        878,182       0.45%
       Simon Property Group, Inc.                                27,000      1,251,180       0.63%
                                                                          ------------     ------
                                                                             5,108,450       2.59%
                                                                          ------------     ------

Home furniture and equipment:
       Best Buy Company, Inc. *                                  63,000      3,291,120       1.67%
                                                                          ------------     ------
                                                                             3,291,120       1.67%
                                                                          ------------     ------

Industrial machinery and equipment:
       Applied Materials, Inc. *                                172,730      3,877,788       1.97%
       Cisco Systems, Inc. *                                    266,000      6,461,140       3.28%
       Deere & Company                                           45,600      2,966,280       1.51%
       IBM Corporation                                           31,800      2,947,224       1.49%
       United Technologies Corp.                                 35,000      3,316,950       1.68%
       Caterpillar, Inc.                                         28,200      2,341,164       1.19%
       EMC Corporation                                          165,840      2,142,653       1.09%
       Dell Computer Corp.                                       69,230      2,351,051       1.19%
       3M Company                                                39,960      3,397,799       1.73%
                                                                          ------------     ------
                                                                            29,802,049      15.13%
                                                                          ------------     ------

Instruments and related products:
       Medtronic, Inc.                                           46,890      2,279,323       1.16%
       Boston Scientific Corp.                                   55,260      2,031,357       1.03%
                                                                          ------------     ------
                                                                             4,310,680       2.19%
                                                                          ------------     ------

Insurance carriers:
       Anthem, Inc.*                                             51,500      3,862,500       1.96%
       MGIC Investment Corporation                               36,000      2,049,840       1.04%
                                                                          ------------     ------
                                                                             5,912,340       3.00%
                                                                          ------------     ------

Motor freight transportation and warehouse:
       United Parcel Service                                     38,520      2,871,666       1.46%
                                                                          ------------     ------
                                                                             2,871,666       1.46%
                                                                          ------------     ------

Nondepository institutions:
       American Express Company                                  61,100      2,946,853       1.50%
       MBNA Corporation                                         100,625      2,500,531       1.27%
                                                                          ------------     ------
                                                                             5,447,384       2.77%
                                                                          ------------     ------

Nondurable goods - wholesale:
       McKesson Corporation                                      46,000      1,479,360       0.75%
       Medco Health Solutions*                                    3,425        116,416       0.06%
       Cardinal Health, Inc.                                     34,500      2,110,020       1.07%
                                                                          ------------     ------
                                                                             3,705,796       1.88%
                                                                          ------------     ------

Oil and gas extraction:
       Kerr-McGee Corporation                                    31,400      1,459,786       0.74%
                                                                          ------------     ------
                                                                             1,459,786       0.74%
                                                                          ------------     ------

Paper and allied products:
       Kimberly-Clark Corporation                                60,500      3,574,945       1.82%
                                                                          ------------     ------
                                                                             3,574,945       1.82%
                                                                          ------------     ------

Personal services:
       H&R Block, Inc.                                           40,600      2,248,022       1.14%
                                                                          ------------     ------
                                                                             2,248,022       1.14%
                                                                          ------------     ------

Petroleum refining and related industries:
       BP (U.S.) PLC **                                          60,320      2,976,792       1.51%
       ChevronTexaco                                             22,792      1,969,001       1.00%
       ConocoPhillips                                            35,000      2,294,950       1.17%
                                                                          ------------     ------
                                                                             7,240,743       3.68%
                                                                          ------------     ------

Primary metal industries:
       Alcoa, Inc.                                               60,880      2,313,440       1.17%
                                                                          ------------     ------
                                                                             2,313,440       1.17%
                                                                          ------------     ------

Railroad transportation:
       Union Pacific Corporation                                 28,700      1,994,076       1.01%
                                                                          ------------     ------
                                                                             1,994,076       1.01%
                                                                          ------------     ------

Security and commodity brokers:
       Goldman Sachs                                             28,310      2,795,046       1.42%
                                                                          ------------     ------
                                                                             2,795,046       1.42%
                                                                          ------------     ------

Stone, clay, glass, concrete products
       Corning, Inc.*                                           111,260      1,160,442       0.59%
                                                                          ------------     ------
                                                                             1,160,442       0.59%
                                                                          ------------     ------

Transportation equipment:
       Honda Motor Company **                                    42,000        945,000       0.48%
                                                                          ------------     ------
                                                                               945,000       0.48%
                                                                          ------------     ------
             Total common stocks (cost $175,059,855)                       189,637,050      96.29%
                                                                          ------------     ------

Short-term investments:
       AIM Funds (0.96287% at December 31, 2003)              8,345,588      8,345,588       4.24%
                                                                          ------------     ------
             Total short-term investments                                    8,345,588       4.24%
                                                                          ------------     ------

             Total investments (cost $183,405,443)                         197,982,638     100.53%

Other assets and liabilities, net                                           (1,051,602)     (0.53)
                                                                          ------------     ------

                 Total net assets                                         $196,931,036     100.00%
                                                                          ============     ======

*     Presently not producing dividend income
**    Foreign investments

See accompanying notes to financial statements.

                   AMERICAN FIDELITY DUAL STRATEGY FUND, Inc.

                          Notes to Financial Statements

                                December 31, 2003



(1)  Summary of Significant Accounting Policies

     (a)  General

          American Fidelity Dual Strategy Fund, Inc. (the Fund) is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The assets of the Fund were formerly held by American Fidelity Variable Annuity Fund A (Variable Annuity Fund A), which operated as an open-end, diversified management investment company from 1968 to 1998, and was a separate account of American Fidelity Assurance Company (AFA). Effective January 1, 1999, Variable Annuity Fund A was converted to a unit investment trust, known as American Fidelity Separate Account A (Account A), a separate account of AFA. Also effective January 1, 1999, the Fund was established and Account A transferred its investment portfolio to the Fund in exchange for shares of the Fund.

          The Fund's investment objectives are primarily long-term growth of capital and secondarily the production of income. In order to achieve these investment objectives, the Fund normally invests in a diversified portfolio consisting primarily of common stocks.

          Shares of the Fund are only available to separate accounts of AFA or other insurance companies to fund the benefits of variable annuity contracts.

     (b)  Investments

          Investments in corporate stocks are valued by FT Interactive Data Services. Securities for which published quotations are not available are valued at the quotation obtained from Bloomberg L.P. Short-term investments are valued on the basis of cost, which approximates market, and include all investments with maturities less than one year.

          The Fund's portfolio of investments is diversified such that not more than five percent (5%) of the value of the total assets of the Fund is invested in any one issuer and not more than twenty-five percent (25%) is invested in any one industry or group of similar industries. Management does not believe the Fund has any significant concentrations of credit risk.

          Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are determined using the specific identification method on a first-in, first-out basis. Security transactions are accounted for on a trade-date basis.

          Dividend income is recorded on the ex-dividend date, and interest income is recorded on the daily accrual basis. For certain securities in which the exact dividend is unknown on the ex-dividend date, such as stock in foreign companies, an estimate of the dividend is recorded on the ex-dividend date, and any necessary adjustments are added to the Fund's investment income on the date the dividend is received by the Fund. Any taxes withheld by foreign governments or any foreign exchange experience (gains or losses) incurred by investment in such securities are paid by the Fund and are recorded as reductions of dividend income.

          The Fund intends to make income and capital gains distributions, if any, on an annual basis. All distributions will be reinvested in additional shares of the portfolio at net asset value.

          In 2003, the cost of purchases and proceeds from sales of securities, other than short-term securities, was $93,974,455 and $97,726,717, respectively, net of brokerage commissions.

          The gross unrealized appreciation and depreciation on investments at December 31, 2003 for financial reporting purposes were $24,685,196 and $10,108,001, respectively. For federal income tax purposes, the cost, unrealized appreciation, and unrealized depreciation were $183,761,131, $24,685,196, and $10,463,689, respectively, at December
          31, 2003.

     (c)  Income Taxes

          Management of the Fund believes that the Fund will continued to qualify as a "regulated investment company" under subchapter M of the Internal Revenue Code (the Code). Qualification as a regulated investment company relieves the Fund of any liability for federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code. The Fund's policy is to comply with all sections of the Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income taxes is thus required.

          At December 31, 2003, the Fund had capital loss carryovers of $2,644,803 expiring in 2008, $6,881,056 expiring in 2009, $9,727,702 expiring in 2010, and $10,118,811 expiring in 2011. The Fund's board of directors does not intend to distribute any realized gain distributions until the carry forwards have been offset or expired.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

          On the statement of assets and liabilities, no permanent book-to-tax differences were recorded as of December 31, 2003 for undistributed net investment income, accumulated net realized loss, or unrealized appreciation on investments.

     (d)  Use of Estimates

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

     (e)  Distributions to Shareholders

          Distributions to shareholders are recorded on the ex-dividend date.

(2)  Transactions With Affiliates

     The Fund receives advisory services under a management and investment advisory agreement with AFA that provides for fees to be paid to AFA at an annual rate of 0.50% of the Fund's average daily net assets. AFA has engaged two subadvisors who receive fees based on a percentage of the Fund's daily net assets. The subadvisors' fees are paid by AFA.

     AFA pays all other expenses of the Fund except investment advisory fees and brokerage fees. The Fund will not reimburse AFA at a later time for any such amounts.

     Certain officers and directors of the Fund are also officers and directors of AFA.

(3)  Distributions to Shareholders

     On November 4, 2003, a distribution of $0.0971 per share was declared from ordinary income, which amounted to $2,000,000. On November 15, 2002, a distribution of $0.0726 per share was declared from ordinary income, which amounted to $1,500,000.

(4)  Changes From Capital Stock Transactions

     As of December 31, 2003, 200,000,000 shares of $0.001 par value capital stock were authorized.

     Transactions in capital stock were as follows:

                                                     Shares                       Amount
                                           ------------------------     --------------------------
                                              2003           2002          2003            2002
                                           ----------     ---------     -----------     ----------

Shares sold                                   698,788     1,007,402     $ 5,799,322      9,027,958
Shares issued in reinvestment of
  dividends and distributions                 220,726       287,243       2,000,000      1,500,000
                                           ----------     ---------     -----------     ----------
                                              919,514     1,194,645       7,799,322     10,527,958

Shares redeemed                            (1,005,637)     (649,456)     (8,271,473)    (5,504,671)
                                           ----------     ---------     -----------     ----------
  (Decrease) increase in net assets
     derived from capital stock
     transactions                             (86,123)      545,189     $  (472,151)     5,023,287
                                           ==========     =========     ===========     ==========

PARTICIPANTS' BENEFITS

As a participant of American Fidelity Dual Strategy Fund, Inc., you benefit from a number of valuable and helpful services which help you meet your investment needs. Some of the services you currently enjoy are the following:

       RE-INVESTMENT WITHOUT CHARGE
       Dividends and interest from investment income as well as capital gain contributions are automatically re-invested without charge.

       PROFESSIONAL MANAGEMENT
       Knowledgeable, full-time management constantly monitors market opportunities for your fund.

       CAPITAL FULLY INVESTED
       Accumulation units are issued in full and fractional amounts so that your net payments are immediately available for investment purposes.

       PERSONAL SERVICE
       Continuous personal service is available to you through the team of American Fidelity trained salaried representatives or directly from the Annuity Services Department in our Home Office.

DIRECTORS AND OFFICERS

Information about the Fund's officers and directors is set forth below. No officer or director receives any remuneration from the Fund. The Fund's officers receive compensation from American Fidelity Assurance Company. Members of the Fund's Board of Directors who are not employees of American Fidelity Assurance Company receive $6,000 each from American Fidelity Assurance Company for their services as directors of the Fund. In addition, each director receives $750 for each Board meeting and Audit Committee meeting or other special meeting that he or she attends. The Fund's Statement of Additional Information contains additional information about the Fund's directors. You may request a free copy of the Statement of Additional Information by following the instructions in the back of this report.

----------------------------------- ----------------------------------- ------------------------------------------------------------
                                    Position(s) Held with Fund;         Principal Occupation(s) During Past 5 Years;
Name, Address and Age <F1>          Length of Time Served               Positions with Affiliates; Other Directorships
----------------------------------- ----------------------------------- ------------------------------------------------------------
Officers and Interested Directors <F2>
--------------------------------------

John W. Rex, 70                     Chairman of the Board, President,   Director  and   President,   American   Fidelity   Assurance
2000 N. Classen Boulevard           Treasurer and Director - 5-1/2      Company;  Chief Operating  Officer (1992 to 2001),  American
Oklahoma City, OK 73106             years <F3><F4>                      Fidelity  Assurance  Company;  Director and  Executive  Vice
                                                                        President, American Fidelity Corporation

Daniel D. Adams, Jr., 61            Secretary and Director - 5-1/2      Vice President and  Investment  Officer,  American  Fidelity
5101 N. Classen, Suite 610          years <F3><F4>                      Assurance  Company;  Vice President and Investment  Officer,
Oklahoma City, OK 73118                                                 American Fidelity Corporation

David R. Carpenter, 52              Senior Vice President               Executive Vice President and  Treasurer,  American  Fidelity
2000 N. Classen Boulevard                                               Assurance  Company;   Executive  Vice  President,   American
Oklahoma City, OK 73106                                                 Fidelity  Corporation;  President,  Chief Executive Officer,
                                                                        Treasurer and Chief  Financial  Officer,  American  Fidelity
                                                                        Securities, Inc.

Kenneth D. Klehm, 61                Senior Vice President               Senior Vice President,  American Fidelity Assurance Company;
2000 N. Classen Boulevard                                               Senior  Vice  President,  Treasurer,  Controller  and  Chief
Oklahoma City, OK  73106                                                Financial Officer, American Fidelity Corporation
----------------------------------- ----------------------------------- ------------------------------------------------------------

Independent Directors
---------------------

Jean G. Gumerson, 80                Director - 5-1/2 years <F3><F4>     President Emeritus,
711 Stanton L. Young Blvd.,                                             Presbyterian Health Foundation
Suite 604
Oklahoma City, OK 73104

Gregory M. Love, 42                 Director - 5-1/2 years <F3><F4>     President, Love's Travel Stops & Country Stores, Inc.
P.O. Box 26210
Oklahoma City, OK 73126

J. Dean Robertson, D.D.S.,          Director - 5-1/2 years <F3><F4>     Private practice in pediatric dentistry;
  M.Ed., 86                                                             Professor Emeritus, University of Oklahoma,
5222 North Portland                                                     College of Dentistry
Oklahoma City, OK 73112

G. Rainey Williams, Jr., 43         Director - 5-1/2 years <F3><F4>     President, Marco Holding Corporation
6301 N. Western
Suite 200
Oklahoma City, OK 73118
----------------------------------- ----------------------------------- ------------------------------------------------------------

<F1>
As of December 31, 2003.
<F2>
"Interested  person" of Dual Strategy Fund under Section 2(a)(19) of the Investment  Company Act of 1940 due to position as officer of the Fund.
<F3>
Officer and/or member of Dual Strategy Fund Board of Directors since the Fund's establishment in March 1998;  previously officer and/or member of Board of Managers of Variable Annuity Fund A, the Fund's predecessor.
<F4>
Pursuant to Dual Strategy  Fund's Bylaws and the General  Corporation  Law of Maryland,  the Fund's  directors may serve without  re-election  until a majority of the Board's members serve by appointment,  or otherwise are not elected by the
Fund's shareholders.

-----------------------------------------------------------------------------------------
Safekeeping of Securities          InvestTrust, N.A.
                                       Oklahoma City, Oklahoma
-----------------------------------------------------------------------------------------
Independent Auditors               KPMG LLP
                                       Oklahoma City, Oklahoma
-----------------------------------------------------------------------------------------
Underwriter                        American Fidelity Securities, Inc.
                                       Oklahoma City, Oklahoma
                                       Member NASD
-----------------------------------------------------------------------------------------
Investment Advisor                 American Fidelity Assurance Company
                                       Oklahoma City, Oklahoma
-----------------------------------------------------------------------------------------
Investment Sub-Advisors            Seneca Capital Management LLC
                                       Pasadena, California
                                   Todd Investment Advisors, Inc.
                                       Louisville, Kentucky
-----------------------------------------------------------------------------------------
Board of Directors                 LYNDA L. CAMERON
American Fidelity                      President
Assurance Company                      Cameron Equestrian Centers, Inc.
                                   WILLIAM M. CAMERON
                                       Chairman of the Board and Chief Executive Officer
                                       American Fidelity Assurance Company
                                   WILLIAM E. DURRETT
                                       Senior Chairman of the Board
                                       American Fidelity Assurance Company
                                   CHARLES R. EITEL
                                       Chairman and Chief Executive Officer
                                       Simmons Company
                                   THEODORE M. ELAM
                                       Vice President and Attorney
                                       McAfee and Taft
                                   WILLIAM A. HAGSTROM
                                       Chief Executive Officer
                                       Selexys Pharmaceuticals
                                   DAVID R. LOPEZ
                                       Vice President Development
                                       Oklahoma Arts Institute
                                   PAULA MARSHALL-CHAPMAN
                                       Chief Executive Officer
                                       The Bama Companies, Inc.
                                   JOHN W. REX
                                       President
                                       American Fidelity Assurance Company
                                   GALEN P. ROBBINS, M.D.
                                       Physician
                                       Cardiovascular Clinic - Founding Physician

For More Information


To obtain information:

By telephone:
Call 1-800-662-1106

By mail Write to:
American Fidelity
Dual Strategy Fund, Inc.
P. O. Box 25520
Oklahoma City, OK  73125-0520

By E-mail Send your request to:
va.help@af-group.com

On the Internet Text-only versions of fund documents can be viewed online or downloaded from the SEC's web site: http://www.sec.gov

You may also obtain copies of fund documents by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.


--------------------------------------------------------------------------------

                            2000 N. Classen Boulevard
                          Oklahoma City, Oklahoma 73106
                                 1-800-662-1106

GVA-276                                            Information Published 2/2004

Item 2: Code of Ethics

     On February 19, 2003, the registrant adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller and persons performing similar functions. A copy of the code of ethics, as adopted, is attached hereto as Exhibit (a).

Item 3: Audit Committee Financial Expert

     The registrant does not have an Audit Committee Financial Expert. The registrant believes that, at this time, the experience provided by the members of its audit committee provides adequate oversight for the registrant's level of financial complexity.

Item 4: Principal Accountant Fees and Services

     The following table details the aggregate fees billed for each of the last two fiscal years per the registrant's audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Service Fees Paid to Audit Firm

                                2003           2002         Percentage Approved*
                            -------------   -------------   --------------------
                            Dollar Amount   Dollar Amount      2003      2002
                            -------------   -------------   --------------------
(a)  Audit Fees                $22,600         $18,700         N/A       N/A
(b)  Audit-Related Fees           0               0             -         -
(c)  Tax Fees                     0               0             -         -
(d)  All Other Fees               0               0             -         -
                               -------         -------         ---       ---
Total                          $22,600         $18,700          -         -
                               =======         =======         ===       ===

* This column represents the percentage of the non-audit fees that were required to be approved by the audit committee.

(e)  Audit Committee Pre-approval Policies and Procedures

     (1) Approval is required of all audit and significant permitted non-audit engagements of KPMG prior to the commencement of such engagement. The registrant's audit committee annually approves the engagement of the registrant's auditor and makes a recommendation to the board of directors that the directors approve the auditor at a board of directors meeting held in the first part of each calendar year.

     (2) None of the services described in (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Percentage of Hours on Audit Performed by Non Full-time Employees

     Not applicable.

(g)  Non-audit Fees for Services Rendered

     For the years ended December 31, 2003 and December 31, 2002, the aggregate non-audit fees billed by KPMG to the registrant, and to its investment advisor and any entity controlling, controlled by, or under common control therewith that provides ongoing services to the registrant were $-0- and $-0-, respectively.

(h)  Audit Committee Consideration of Non-audit Services

     The registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Item 5: Audit Committee of Listed Registrants

     Not Applicable.

Item 6: [Reserved]

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not Applicable.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not Applicable.

Item 9: Controls and Procedures

        Based on their evaluation of the Fund's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, each of John W. Rex, the principal executive officer, and David R. Carpenter, the principal financial officer, has concluded that, in his judgment, the Fund's Disclosure Controls and Procedures are effective.

        There was no change in the Fund's internal controls over financial reporting (as defined in Rule 30A-3(d) under the Investment Company Act of 1940) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 10: Exhibits

         (a)  Code of Ethics, as adopted on February 19, 2003.

         (b)  Certifications  of  Principal  Executive  Officer  and  Principal
              Financial   Officer  as  required  by  Rule  30a-2(a)  under  the
              Investment  Company Act of 1940.

         (c)  Certification  of  Principal   Executive  Officer  and  Principal
              Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned duly authorized officer.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.


By:         KENNETH D. KLEHM
Name:       Kenneth D. Klehm
Title:      Senior Vice President

Date:  March 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.


By:         JOHN W. REX
Name:       John W. Rex
Title:      President and Principal Executive Officer

Date:  March 8, 2004


By:         DAVID R. CARPENTER
Name:       David R. Carpenter
Title:      Senior Vice President and Principal Financial Officer

Date:  March 8, 2004

                                                                     Exhibit (a)

                   American Fidelity Dual Strategy Fund, Inc.
                       Code of Ethics for Senior Officers

     American Fidelity Dual Strategy Fund, Inc. (the "Fund") has long maintained a policy of honest and ethical behavior. The Fund's Code of Ethics for Senior Officers (the "Code") further ensures that the senior financial and senior executive officers of the Fund will maintain this policy by requiring them to conduct their personal and professional conduct consistent with the guidance of ethical and professional standards set forth herein.

     The implementation and enforcement of the Code furthers the Fund's primary objective, that is, to place the interests of the Fund's shareholders first. The Code also ensures that all personal securities transactions will be conducted with integrity and distinction, in such a manner so as to avoid any actual or potential conflict of interest or any abuse of an individual's position of trust and responsibility. Finally, the Code underscores the Fund's fundamental concern that our personnel should avoid the appearance of impropriety and should not take advantage of their positions. Persons covered by the Code must adhere to these general principles as well as comply with the Code's specific provisions.

I.   To Whom Does the Code Apply

     This Code applies to the Fund's senior financial officers and senior executive officers (collectively the "Senior Officers"). Senior Officers hold an important and elevated position in the Fund in that they are uniquely capable and empowered to ensure that shareholders' interests are preserved. For the purpose of this Code, Senior Officers shall include, but are not limited to, the Fund's Chairman, its President, its Principal Financial Officer, and any other person performing similar functions of a principal executive officer, principal financial officer, controller or principal accounting officer, regardless of whether such person is employed by the Fund or some third party.

II.  Basic Standards of Ethics

     Senior Officers shall observe the highest standards of ethical conduct. In the performance of their duties, they shall protect and foster the interest of the Fund's shareholders through fair dealings, complete honesty and full disclosure in all matters of the business. Senior Officers shall render high standards of service, act in good faith, responsibly, with due care, competence and diligence, and without misrepresenting material facts or allowing their independent judgment to be subordinated. Senior Officers shall maintain the highest standards of integrity, both in and outside of the workplace.

     Senior Officers shall operate and manage the Fund and its portfolio of securities in the interest of all shareholders, and not in the interest of themselves, any sponsors, directors, brokers or other market intermediaries. Senior Officers shall manage the Fund in accordance with the Fund's fundamental objectives and investment policies and make investment decisions solely in the interest of the shareholders.

III. Compliance with Applicable Laws, Rules and Regulations

     Senior Officers shall at all times ensure full compliance with all applicable federal, state and local laws, and the rules and regulations of any private and public regulatory agencies. If any question exists relative to full compliance, the Senior Officer should seek guidance from the Fund's Compliance Committee of the Board of Directors (the "Compliance Committee"). If no such committee has been established, then the Board of Directors of the Fund shall constitute the Compliance Committee. Senior Officers must not only comply with the applicable laws, rules and regulations, they must also promote a culture of high ethical standards and commitment to compliance, maintaining a work environment that encourages employees to raise concerns and promptly address those concerns.

IV.  Conflicts of Interest

     In order to maintain the highest degree of integrity and objectivity in the management of the Fund and the Senior Officers' independent judgment, Senior Officers must avoid any activity or personal interest that creates or appears to create a conflict between the interest of the Fund and the personal interest of the Senior Officer. An actual or potential conflict of interest occurs when a Senior Officer's independent judgment can be in any way affected by their personal interest, financial or otherwise. Examples of an actual or potential conflict of interest include, but are not limited to, situations in which:

     o Senior Officers or a member of their family has or will acquire an ownership interest in, is employed by, or serves as a director or officer of any company in which the Fund invests or will seek to invest;

     o Senior Officers or a member of their family has or will acquire an ownership interest in, is employed by, or serves as a director or officer of any company with which the Fund competes or does business;

     o Senior Officers or a member of their family participates in any business arrangement or investment that they learned through the Senior Officer's position at the Fund; and

     o Senior Officers or a member of their family receives improper personal benefits as a result of the Senior Officer's position with the Fund.

Before Senior Officers may make any investment, accept any position or benefit, or participate in any transaction or business arrangement that creates or appears to create a conflict of interest, Senior Officers must obtain the written approval of the Compliance Committee. Any transaction with even a hint of impropriety must be submitted to the Compliance Committee. Senior Officers should manage the Fund in an honest and ethical manner, and never act in a manner that could cause them to lose their independence and objectivity.

V.   Prohibited Activities

     Senior Officers shall not engage in any of the following:

     o Senior Officers shall not engage in any act, practice or course of business in connection with the purchase or sale, directly or indirectly, of any security held or to be acquired by the Fund, and in the purchase, sale and redemption of shares of the Fund, which is fraudulent, deceptive or manipulative.

     o Senior Officers shall not buy or sell securities ahead of transactions of the Fund, with access to information regarding the transaction that is not public and that is material to making an investment decision, so as to derive unfair advantage.

     o Senior Officers shall not indulge in self-dealing using their position to engage in transactions with the Fund by which Senior Officers may benefit unfairly at the expense of the Fund and its shareholders.

VI.  Restricted Activities

     o Senior Officers may acquire securities for personal benefit in an initial public offering or in a private placement only upon the receipt of written approval from the Compliance Committee. Any Senior Officer who has acquired securities in either an initial public offering or in a private placement must disclose his or her position if he or she plays a material role in the Fund's subsequent investment decision regarding the same issuer. After disclosure, the Fund will provide for an independent review of the Fund's investment decision by the Compliance Committee.

     o Senior Officers may not receive gifts, favors or preferential treatment from anyone in the securities industry that is reasonably valued in excess of $50.00 annually, where such payment or gratuity is in relation to the Fund's business. Additionally, if Senior Officers are not employees of the Fund, then they may not accept such payment or gratuity if it is in relation to their employer's business.

VII. Disclosures

     The Fund is required to file various periodic reports with the Securities and Exchange Commission ("SEC"). It is the Fund's policy to make full, fair, accurate, timely and understandable disclosures to the SEC and the public in compliance with all applicable laws, rules and regulations.

VIII. Confidentiality

     Senior Officers may use confidential and proprietary information for business purposes only. Senior Officers shall not use confidential information acquired in the course of the performance of their duties for personal advantage. Senior Officers shall not disclose confidential or proprietary information to individuals (including other employees) who do not have a business need to know the information, nor shall they assist anyone in gaining unauthorized access to confidential information.

IX.  Violations of the Code

     Should a Senior Officer observe or suspect any violations of this Code, applicable laws or regulations, the Senior Officer shall immediately report the violation to the Compliance Committee. Failure to report any such violation is itself a violation of the Code. If a Senior Officer has any question about whether a particular act or omission violates the Code, the Senior Officer should seek guidance from the Compliance Committee.

     Violation of the Code may result in civil or criminal liability, or both, under the Federal Securities Laws. In addition, any transaction that is considered to have been improper, or that appears improper in light of subsequent developments even though proper when made, is subject to reversal. Senior Officers' compliance with the Code is a condition of their employment, and violation of the Code may be cause for termination of employment.

     Senior Officers should take the time to carefully read the Code and should direct any questions they may have to the Compliance Committee. Senior Officers must return a signed copy of the Code to the designated recipient as indicated on the signature page, and should retain a copy of the Code for their records.

X.   Waivers of and Amendments to the Code

     The Fund will waive application of the policies and procedures set forth in this Code only when circumstances warrant granting of a waiver, and then only in conjunction with any appropriate monitoring of the particular situation. Waivers of and amendments to the Code may only be made by the Board of Directors or the Compliance Committee and shall be disclosed as required by Form N-CSR.

XI.  No Rights Created

     This Code is a statement of the fundamental principles and key policies and procedures that govern the Fund's Senior Officers in the management of the Fund. It is not intended and does not constitute an employment contract or assurances of continued employment, and does not create any rights in Senior Officers.

XII. Certification of Compliance with the Code

     Senior Officers shall be asked to certify, on an annual basis, that they have read and understand the Code, and that they recognize that they are subject to the Code. The Fund will require Senior Officers to certify annually that they have complied with the Code's requirements and that they have disclosed or reported all violations of the Code and other relevant and material information that is required to be disclosed or reported pursuant to the Code.

                                 ACKNOWLEDGMENT

I certify that I have read and understand the Fund's Code of Ethics for Senior Officers, and I recognize that I am subject to the Code. I have complied, and will comply, in all respects, with the Code's requirements and will generally conduct the business of the Fund in an honest and ethical manner.



                                    -----------------------------------------
                  (signature)


                                    -----------------------------------------
                 (print name)

                                    -----------------------------------------
                    (date)


               PLEASE  RETURN ONE EXECUTED  COPY OF THE CODE TO THE FUND'S LEGAL
               DEPARTMENT,   ATTENTION:   STEVE   GARRETT.   PLEASE  RETAIN  THE
               ADDITIONAL COPY OF THE CODE FOR YOUR REFERENCE.

                                                                     Exhibit (b)

                             OFFICER'S CERTIFICATION


I, John W. Rex, certify that:

     1. I have reviewed this report on Form N-CSR of American Fidelity Dual Strategy Fund, Inc.;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the financial statements, and other information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report.

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

          a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          b) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

          c) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

          b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  March 8, 2004        By:          JOHN W. REX
                                  Name:  John W. Rex
                                  Title: President & Principal Executive Officer

                             OFFICER'S CERTIFICATION


I, David R. Carpenter, certify that:

     1. I have reviewed this report on Form N-CSR of American Fidelity Dual Strategy Fund, Inc.;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the financial statements, and other information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report.

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act) for the registrant and have:

          a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          b) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

          c) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

          b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: March 8, 2004         By:        DAVID R. CARPENTER
                                Name:  David R. Carpenter
                                Title:    Senior Vice President &
                                          Principal Financial Officer

                                                                     Exhibit (c)

                   Certification of Periodic Financial Report
                Pursuant to Section 906 of the Sarbanes-Oxley Act


     In connection with the Form N-CSR of the registrant for the period ended June 30, 2003, the undersigned hereby certify pursuant to Section 906 of the Sarbanes-Oxley Act that:

          1. The attached Form N-CSR report of the registrant fully complies with the requirements of Sections 13(a) or 15(d) of the Securities Exchange Act of 1934, and

          2. The information contained in such N-CSR report fairly presents, in all material respects, the financial condition and results of operation of the registrant as of and for the periods presented in the report.

     Dated this 8th day of March, 2004.


                                   JOHN W. REX
                            Name:  John W. Rex
                            Title:  President and Principal Executive Officer


                                   DAVID R. CARPENTER
                            Name:  David R. Carpenter
                            Title: Senior Vice President & Principal Financial Officer